Consolidated Statements of Comprehensive Income (Unaudited) (Parenthetical) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Net deferred gain (losses) on derivative-hedging activities, tax	$ 3	$ (8)
Changes in unrealized net gains (losses) on investment securities, tax	(7)	19
Changes in net unrecognized pension and other postretirement benefit costs, tax		(10)
Net derivative (gains) losses-hedging activities, tax	(3)	(4)
Net realized (gains) losses on investment securities, tax	(1)	(1)
Net pension and other postretirement benefit costs, tax	4	(6)
Virginia Electric and Power Company
Net deferred gain (losses) on derivative-hedging activities, tax	3	(7)
Changes in unrealized net gains (losses) on investment securities, tax	$ (1)	$ 2